Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (18,343,984)	$ (12,746,020)	$ (9,367,206)
Weighted average number of ordinary shares used in calculating basic earnings per share	3,225,576,280	2,624,714,274	2,370,387,786
Weighted average number of ordinary shares used in calculating diluted earnings per share	3,225,576,280	2,624,714,274	2,370,387,786
Basic earnings per share	$ (0.57)	$ (0.49)	$ (0.40)
Diluted earnings per share	$ (0.57)	$ (0.49)	$ (0.40)